Disposal of UYBA (Tables)	6 Months Ended
Jun. 30, 2025
Disposal of UYBA [Abstract]
Schedule of Resulting in a Net Deficit Position

At the date control was lost, UYBA had total assets of approximately EUR4.3 million and total liabilities of approximately EUR4.7 million, resulting in a net deficit position of approximately EUR365,000. See below table for details of the net deficit:

June 17, 2025
ASSETS
Current assets:
Cash	€268,129
Trade and other receivables	729,798
Inventory	3,757
Deposits and prepayments	23,869
Total current assets	1,025,553
Non-current assets:
Property, plant and equipment, net	1,003,963
Right-of-use assets, net	457,724
Goodwill	470,774
Intangible assets	1,335,174
Total assets	€4,293,188

LIABILITIES AND NET DEFICIT
Current liabilities:
Trade and other payables	€1,869,182
Trade and other payables – related parties	103,892
Deferred revenue	16,250
Lease liabilities	33,132
Loan payable	77,234
Bank overdraft	323,809
Total current liabilities	2,423,499
Non-current liabilities:
Trade and other payables	1,103,822
Lease liabilities	506,098
Loan payable	625,000
Total non-current liabilities	2,234,920
Total liabilities	€4,658,419
Net deficit	€(365,231)

See the tables below for the summary of assets and liabilities and statement of operations of UYBA classified as discontinued operations as of and for the periods presented.

December 31, 2024
ASSETS
Current assets:
Cash	€9,988
Trade and other receivables	544,660
Trade and other receivables – related parties	145,501
Inventory	3,757
Deposits and prepayments	29,113
Total current assets of discontinued operations	733,019
Non-current assets:
Property, plant and equipment, net	1,327,213
Right-of-use assets, net	507,719
Goodwill	470,774
Intangible assets	1,479,186
Total non-current assets of discontinued operations	3,784,892
Total assets of discontinued operations	€4,517,911

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Trade and other payables	€1,876,038
Trade and other payables – related parties	97,824
Deferred revenue	198,583
Lease liabilities	68,312
Loan payable	75,000
Bank overdraft	338,954
Total current liabilities of discontinued operations	2,654,711
Non-current liabilities:
Trade and other payables	1,195,276
Lease liabilities	496,714
Loan payable	137,500
Total non-current liabilities of discontinued operations	1,829,490
Total liabilities of discontinued operations	€4,484,201
	June 17, 2025	June 30, 2024

Revenue	€957,926	€762,133
Revenue – related parties	13,846	178,208
Cost of revenue	58,198	59,199
Gross profit	913,574	881,142

Operating expenses:
General and administrative expense	1,468,413	1,447,649
General and administrative expense – related parties	71,706	1,895
Total operating expenses	1,540,119	1,449,544

Operating loss from discontinued operations	(626,545)	(568,402)

Other income (expense):
Net fair value gain/(loss) on fair value through profit and loss	—	(4,000)
Net loss on disposal of subsidiary		—
Finance costs
Non-related parties	(21,924)	(36,349)
Net gain/(loss) on disposal of subsidiary	(97,011)	—
Other income	—	—
Non-related parties	34,622	54,934
Related parties	36
Total other income, net	(84,277)	14,585

Loss before income taxes from discontinued operations	(710,822)	(553,817)
Provision for income taxes	—	—
Net loss from discontinued operations	(710,822)	(553,817)

	June 17, 2025	June 30, 2024

Net cash provided by (used in) operating activities from discontinued operations	€(701,452)	€171,979
Net cash provided by (used in) investing activities from discontinued operations	€(32,539)	€(205,925)
Net cash provided by (used in) financing activities from discontinued operations	€487,500	€(108,909)